Share-Based Compensation - Schedule of Activity in Share Options (Details) - Share Options [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Schedule of Activity in Share Options [Line Items]
Number of Options, Outstanding Beginning (in Shares)	8,263,019	8,909,319
Weighted Average Exercise Price, Outstanding Beginning	¥ 17.83	¥ 17.61
Weighted Average Grant-date Fair Value, Outstanding Beginning	¥ 28.39	¥ 31.02
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Grant-date Fair Value, Granted
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised			¥ 24.11
Weighted Average Grant-date Fair Value, Exercised
Number of Options, Forfeited (in Shares)	(54,800)	(646,300)
Weighted Average Exercise Price, Forfeited	¥ 24.11	¥ 14.72
Weighted Average Grant-date Fair Value, Forfeited	¥ 44.75	¥ 67.37
Number of Options, Outstanding Ending (in Shares)	8,208,219	8,263,019
Weighted Average Exercise Price, Outstanding Ending	¥ 17.73	¥ 17.83
Weighted Average Grant-date Fair Value, Outstanding Ending	¥ 28.28	¥ 28.39